Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended					12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018		Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
Opening Balance			$ (111)			$ (76)	$ (111)			$ (76)		$ (76)
Recovery (Expense) Recognized In Net Earnings	$ 2,843			$ 3,253			2,972			3,760		704
Recovery (Expense) Recognized In OCI	(1,956)	[1]		(3,233)	[1]		(2,001)	[1]		(3,691)	[1]	(2,662)
Recovery (Expense) Recognized In Shareholders' Equity	(894)		(92)	$ (30)		(59)	(986)		$ 14,479	(89)		1,923
Closing Balance	(125)						(125)		(111)			(111)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			3,823			3,848	3,823			3,848		3,848
Recovery (Expense) Recognized In Net Earnings							1,002					(2,057)
Recovery (Expense) Recognized In Shareholders' Equity							(936)					2,032
Closing Balance	3,889						3,889		3,823			3,823
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance						1,965				1,965		1,965
Recovery (Expense) Recognized In Net Earnings							2,001					2,633
LTI Disposition												(4,598)
Closing Balance	2,001						2,001
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			387			147	387			147		147
Recovery (Expense) Recognized In Net Earnings							45					240
Closing Balance	432						432		387			387
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(87)			(87)	(87)			(87)		(87)
Closing Balance	(87)						(87)		(87)			(87)
Debt and share financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(591)			(375)	(591)			(375)		(375)
Recovery (Expense) Recognized In Net Earnings							(61)					(107)
Recovery (Expense) Recognized In Shareholders' Equity							(50)					(109)
Closing Balance	(702)						(702)		(591)			(591)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance						(29)				(29)		(29)
Recovery (Expense) Recognized In Net Earnings												29
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance						(1,937)				(1,937)		(1,937)
Recovery (Expense) Recognized In Net Earnings												1
LTI Disposition												4,598
Recovery (Expense) Recognized In OCI							(2,001)					(2,662)
Closing Balance	(2,001)						(2,001)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(3,532)			(3,532)	(3,532)			(3,532)		(3,532)
Closing Balance	(3,532)						(3,532)		(3,532)			(3,532)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			$ (111)			$ (76)	(111)			$ (76)		(76)
Recovery (Expense) Recognized In Net Earnings							(14)					(35)
Closing Balance	$ (125)						$ (125)		$ (111)			$ (111)

[1]	LTIs = long-term investments - common shares held.